Summary of Significant Accounting Polices (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Information About Company Principal Subsidiaries

Below is a list of the Company's subsidiaries as of December 31, 2020, 2019 and 2018:

	Ownership - %
	2020	2019	2018
Direct ownership:
Avon Products, Inc.	100.00	-	-
Natura Cosméticos S.A.	100.00	100.00	-
Natura &Co International S.à r.l. (1)	100.00	-	-

(1)	Natura &Co International S.à.r.l., was incorporated in 2020 under the laws of Luxembourg with the purpose of acquiring, managing and selling interests in domestic and foreign companies, other than raising and borrowing funds to other consolidated entities of the Company.